Condensed Consolidated Interim Statements of Shareholders' Equity (unaudited) - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance (in shares) at Dec. 31, 2024		17,282,934
Balance at Dec. 31, 2024	$ 137,025	$ 1,245,805	$ 9,472	$ 11,516	$ (1,096,275)	$ (33,493)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		68,071
Issuance of common shares on exercise of share units	0	$ 838	(838)
Stock-based compensation	377		377
Net loss for the period	(50,521)				(50,521)
Other comprehensive income	(6,656)					(6,656)
Balance (in shares) at Sep. 30, 2025		17,351,005
Balance at Sep. 30, 2025	80,225	$ 1,246,643	9,011	11,516	(1,146,796)	(40,149)
Balance (in shares) at Jun. 30, 2025		17,351,005
Balance at Jun. 30, 2025	108,892	$ 1,246,643	9,027	11,516	(1,133,070)	(25,224)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		0
Stock-based compensation	(16)		(16)
Net loss for the period	(13,726)				(13,726)
Other comprehensive income	(14,925)					(14,925)
Balance (in shares) at Sep. 30, 2025		17,351,005
Balance at Sep. 30, 2025	$ 80,225	$ 1,246,643	9,011	11,516	(1,146,796)	(40,149)
Balance (in shares) at Dec. 31, 2025	17,351,005	17,375,213
Balance at Dec. 31, 2025	$ 68,813	$ 1,246,793	8,968	11,516	(1,157,901)	(40,563)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		20,521
Issuance of common shares on exercise of share units	0	$ 266	(266)
Issuance of common shares, net (in shares)		1,600,000
Issuance of common shares, net	126	$ 126
Stock-based compensation	304		304
Net loss for the period	(20,072)				(20,072)
Other comprehensive income	$ (846)					(846)
Balance (in shares) at Sep. 30, 2026	18,995,734	18,995,734
Balance at Sep. 30, 2026	$ 48,325	$ 1,247,185	9,006	11,516	(1,177,973)	(41,409)
Balance (in shares) at Jun. 30, 2026		18,995,734
Balance at Jun. 30, 2026	52,271	$ 1,247,185	8,898	11,516	(1,174,983)	(40,345)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		0
Stock-based compensation	108		108
Net loss for the period	(2,990)				(2,990)
Other comprehensive income	$ (1,064)					(1,064)
Balance (in shares) at Sep. 30, 2026	18,995,734	18,995,734
Balance at Sep. 30, 2026	$ 48,325	$ 1,247,185	$ 9,006	$ 11,516	$ (1,177,973)	$ (41,409)